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NASL Series Trust
116 Huntington Avenue
Boston, MA 02116
(617) 266-6008


May 5, 1997

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street N.W.
Washington, D.C. 20549

        Re:     NASL Series Trust
                File No. 2-94157/811-4146
                -------------------------

Dear Sirs:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 1997 for NASL Series Trust (the "Trust"), an open-end management investment company, contains no changes from the form of prospectus and statement of additional information for the Trust contained in post-effective amendment No. 36 under the Seccurities Act of 1933 ("1933 Act") and amendment No. 37 under the Investment Company Act of 1940 to the Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 1997 via EDGAR.

        If you have any questions, please call the undersigned at 617-854-8628.


Sincerely,


/s/ BETSY ANNE SEEL
------------------------
Betsy Anne Seel
Assistant Secretary